Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		$ 72,918,124	$ 72,613,910	$ 65,042,706
Total assets		42,577,834	39,885,511	50,066,045
North and Central America [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[1]	43,121,198	42,934,979	43,834,755
Total assets	[1]	17,525,543	28,967,943	23,641,965
South America [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		18,160,466	19,022,041	16,763,813
Total assets		17,674,813	16,883,845	15,778,101
Australia [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		5,771,385	6,373,122	5,344,942
Total assets		5,771,385	3,611,682	3,520,751
Europe [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		5,979,750	5,588,847	597,098
Total assets		5,896,287	5,036,017	5,042,651
Others [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		264,904	189,715	115,886
Total assets		2,088,347	2,158,279	2,082,577
Reportable segments [member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		73,297,703	74,108,704	66,656,494
Total assets		48,956,375	56,657,766	50,066,045
Intercompany elimination [Member]
Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[2]	(379,579)	(1,494,794)	(1,613,788)
Total assets	[2]	$ (6,378,541)	$ (16,772,255)	$ 12,927,637

[1]	Including the holdings located in Europe that are part of the North American operation.
[2]	Includes intercompany and intersegment transactions.